Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Statements of Operations for Discontinued Operations

The summarized operating result of discontinued operations included in the Company’s condensed consolidated statements of operations is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Revenues	$-	$-	$-	$1,491,253
Cost of revenues	-	-	-	1,114,269
Gross profit	-	-	-	376,984
Operating expenses	-	-	-	1,058,410
Loss from discontinued operations	-	-	-	(681,426)
Loss on disposal of discontinued operations	-	-	-	-
Loss from discontinued operations, net of income taxes	$-	$-	$-	$(681,426)

The assets and liabilities classified as discontinued operations in the Company’s consolidated financial statements as of December 31, 2019 and 2018, and for the years ended December 31, 2019 and 2018 is set forth below.

	December 31, 2019	December 31, 2018
Assets:
Current assets:
Accounts receivable, net	$-	$334,275
Prepaid expenses and other	-	1,619
Total current assets	-	335,894
Total assets	$-	$335,894
Liabilities:
Current liabilities:
Accounts payable	$-	$409,053
Accounts payable – related party	-	3,700
Accrued expenses and other liabilities	-	27,992
Total current liabilities	-	440,745
Total liabilities	$-	$440,745

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations is as follows:

	Year Ended December 31,
	2019	2018
Revenues	$1,491,253	$4,498,499
Cost of revenues	1,114,269	3,438,556
Gross profit	376,984	1,059,943
Operating expenses	1,058,410	959,564
(Loss) income from discontinued operations	(681,426)	100,379
Loss on disposal of discontinued operations	-	-
(Loss) income from discontinued operations, net of income taxes	$(681,426)	$100,379